OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES
	June 30,	December 31,
	2024	2023
	U.S. dollars in thousands

Accrued expenses	498	975
Grants in advance	368	268
Others	46	144
	912	1,387

	December 31
	2023	2022
	U.S. dollars in thousands
Accrued expenses	975	252
Grants in advance	268	90
Others	144	10
	1,387	352